Offerings	Dec. 11, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	The registrants are registering an indeterminate amount of securities for offer and sale from time to time at indeterminate offering prices. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee relating to the registration of securities hereby. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Warrants
Fee Rate	0.01531%
Offering Note	The registrants are registering an indeterminate amount of securities for offer and sale from time to time at indeterminate offering prices. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee relating to the registration of securities hereby. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, without par value, which may be represented by American Depositary Shares
Fee Rate	0.01531%
Offering Note	(1) The registrants are registering an indeterminate amount of securities for offer and sale from time to time at indeterminate offering prices. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee relating to the registration of securities hereby. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. (2) ADSs, each representing two preferred shares, issuable upon deposit of the preferred shares being registered hereby, have been or will be registered under a separate registration statement on Form F-6.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, without par value, which may be represented by American Depositary Shares
Fee Rate	0.01531%
Offering Note	(1) The registrants are registering an indeterminate amount of securities for offer and sale from time to time at indeterminate offering prices. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee relating to the registration of securities hereby. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. (2) ADSs, each representing two common shares, issuable upon deposit of the preferred shares being registered hereby, have been or will be registered under a separate registration statement on Form F-6.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Equity Warrants for Common Shares or Preferred Shares, which may be represented by American Depositary Shares
Fee Rate	0.01531%
Offering Note	(1) The registrants are registering an indeterminate amount of securities for offer and sale from time to time at indeterminate offering prices. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee relating to the registration of securities hereby. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. (2) ADSs, each representing two preferred shares or two common shares, issuable upon deposit of the preferred shares being registered hereby, have been or will be registered under a separate registration statement on Form F-6.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt Convertible into Equity
Security Class Title	Mandatory Convertible Securities
Fee Rate	0.01531%
Offering Note	(1) The registrants are registering an indeterminate amount of securities for offer and sale from time to time at indeterminate offering prices. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee relating to the registration of securities hereby. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. (2) No separate consideration will be received for the guaranties or for the debt securities, warrants, preferred shares, common shares and mandatory convertible securities issuable upon the exercise or conversion of, or in exchange for, debt securities, warrants, preferred shares, common shares or mandatory convertible securities.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guaranties
Fee Rate	0.01531%
Offering Note	(1) The registrants are registering an indeterminate amount of securities for offer and sale from time to time at indeterminate offering prices. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee relating to the registration of securities hereby. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. (2) No separate consideration will be received for the guaranties or for the debt securities, warrants, preferred shares, common shares and mandatory convertible securities issuable upon the exercise or conversion of, or in exchange for, debt securities, warrants, preferred shares, common shares or mandatory convertible securities.